Employees - Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions (Details)	12 Months Ended
Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	(8.00%)
Discount rate | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	(8.00%)
Discount rate | The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	(8.00%)
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	6.00%
Inflation rate | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	7.00%
Inflation rate | The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	9.00%
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	5.00%
Life expectancy | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	6.00%
Life expectancy | The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	5.00%
Long-term medical cost inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	3.00%
Long-term medical cost inflation | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	0.00%
Long-term medical cost inflation | The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	0.00%